Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value
Cash and cash equivalents	$ 56,861	$ 25,628	$ 22,540
Forward contract liability	0	3,649
Level 1
Fair Value
Cash and cash equivalents	$ 56,900	25,600	$ 22,500
Level 1 | Recurring
Fair Value
Forward contract liability		$ 0